Shareholder Report, Line Graph (Details) 190951_Build Bond Innovation ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Feb. 09, 2022	Sep. 30, 2025
Build Bond Innovation ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Build Bond Innovation ETF NAV
Accumulated Value	$ 10,608	$ 9,398	$ 9,192	$ 10,000	$ 11,536
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,908	$ 8,880	$ 8,824	$ 10,000	$ 10,193